Summary of Significant Accounting Policies (Tables)	3 Months Ended	9 Months Ended
	Dec. 31, 2018	Sep. 30, 2018
Accounting Policies [Abstract]
Schedule of fair value of financial instruments measured on a recurring basis

	As of December 31, 2018
Description	Total	Level 1	Level 2	Level 3
Liabilities:
Warrant liability	$823,844	$—	$—	$823,844
Premium conversion derivatives	314,660	—	—	314,660
Total liabilities at fair value	$1,138,504	$—	$—	$1,138,504

	As of September 30, 2018
Description	Total	Level 1	Level 2	Level 3
Liabilities:
Warrant liability	$817,155	$—	$—	$817,155
Premium conversion derivatives	308,395	—	—	308,395
Total liabilities at fair value	$1,125,550	$—	$—	$1,125,550

	As of September 30, 2018
Description	Total	Level 1	Level 2	Level 3
Liabilities:
Warrant liability	$817,155	$—	$—	$817,155
Premium conversion derivatives	308,395	—	—	308,395
Total liabilities at fair value	$1,125,550	$—	$—	$1,125,550

	As of December 31, 2017
Description	Total	Level 1	Level 2	Level 3
Liabilities:
Warrant liability	$1,381,465	$—	$—	$1,381,465
Premium conversion derivatives	462,174	—	—	462,174
Total liabilities at fair value	$1,843,639	$—	$—	$1,843,639

Schedule of warrant liability and premium debt conversion derivatives measured at fair value on a recurring basis

	2018	2017
Warrant liability
Balance as of beginning of period – September 30	$817,155	$774,172
Value assigned to warrants in connection with convertible promissory notes	—	336,571
Change in fair value of warrant liability	6,689	270,722
Balance as of end of period – December 31	$823,844	$1,381,465

	2018	2017
Premium debt conversion derivatives
Balance as of beginning of period – September 30	$308,395	$441,823
Value assigned to the underlying derivatives in connection with convertible promissory notes	—	128,525
Change in fair value of premium debt conversion derivatives	6,265	(108,174)
Balance as of end of period – December 31	$314,660	$462,174

	2018	2017
Warrant liability
Balance as of beginning of period	$1,381,465	$345,960
Value assigned to warrants in connection with convertible promissory and short-term notes	579,873	777,490
Reclassification to equity	(1,179,418)	—
Change in fair value of warrant liability	35,235	258,015
Balance as of end of period	$817,155	$1,381,465

	2018	2017
Premium debt conversion derivatives
Balance as of beginning of period	$462,174	$137,650
Value assigned to the underlying derivatives in connection with convertible promissory and short-term notes	218,052	342,486
Change in fair value of premium debt conversion derivatives	(371,831)	(17,962)
Balance as of end of period	$308,395	$462,174

Schedule of computation of diluted net loss per share
	2018		2017
Warrants	3,257,572	(1)	189,750	(1)
Stock options	543,216		365,716

(1)	There are additional potential warrants to be included which will be known, if and when a qualified financing event greater than $3 million or a change of control transaction occurs in the future.

	2018		2017
Warrants	2,927,572	(1)	189,750	(1)
Stock options	368,216		365,716

(1)	There are additional potential warrants to be included which will be known, if and when a qualified financing event greater than $3 million occurs in the future related to the 2017 Convertible Notes.